DEBT	12 Months Ended
Dec. 30, 2023
DEBT
DEBT

E.DEBT

On November 1, 2018, we entered into a five-year, $375 million unsecured revolving credit facility with a syndicate of U.S. banks. On February 28, 2021, this credit agreement was amended to increase the availability from $375 million to $550 million by exercising the accordion feature in the original agreement. On December 6, 2022, a second amendment increased the availability from $550 million to $750 million. The facilities now include up to $60 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. We are charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15.0 to 30.0 basis points, also determined based upon our performance. The facility fee is payable quarterly in arrears.

On August 10, 2020, we entered into an unsecured Note Purchase Agreement under which we issued our 3.04% Series 2020 E Senior Notes, due August 10, 2032, in the aggregate principal amount of $50 million, our 3.08% Series 2020 F Senior Notes, due August 10, 2033, in the aggregate principal amount of $50 million, and our 3.15% Series 2020 G Senior Notes, due August 10, 2035, in the aggregate principal amount of $50 million.

Outstanding letters of credit extended on our behalf on December 30, 2023 and December 31, 2022 aggregated $47.8 million and $59.0 million. These letters of credit are comprised of $37.3 million issued under the revolving credit facility, including approximately $3.3 million related to industrial development revenue bonds, and $10.5 million issued outside of the facility. We had an outstanding balance on the revolver of $3.7 million and $5.5 million, which includes foreign subsidiary borrowings at December 30, 2023, and December 31, 2022, respectively. After considering letters of credit, we had $709.0 million and $741.2 million in remaining availability on the revolver on December 30, 2023, and December 31, 2022, respectively. Letters of credit have one-year terms, include an automatic renewal clause, and are charged an annual interest rate of 112.5 to 122.5 basis points, based upon our financial performance.

Long-term debt obligations are summarized as follows on December 30, 2023 and December 31, 2022 (amounts in thousands):

	2023	2022
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on December 6, 2027, interest payable monthly at a floating rate (5.44% on December 30, 2023 and 4.13% on December 31, 2022)	3,692	5,465
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (3.33% on December 30, 2023 and 1.04% on December 31, 2022)	3,300	3,300
Finance leases and foreign affiliate debt	4,592	4,565
	276,584	278,330
Less current portion	(42,900)	(2,942)
Less debt issuance costs	(150)	(234)
Long-term portion	$233,534	$275,154

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 30, 2023 and December 31, 2022.

On December 30, 2023, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2024	$42,823
2025	640
2026	186
2027	3,896
2028	40,223
Thereafter	188,666
Total	$276,434

On December 30, 2023, the estimated fair value of our long-term debt, including the current portion, was $241.4 million, which was $35.1 million less than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.